SEGMENT INFORMATION - Segment Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 11,846	$ 10,763
Long-term investments	175	164
Deferred tax assets	412	338
Right-of-use asset	177	154
Other assets	910	708
Long-Lived Assets	2,505	1,851
Operating Income (Loss)	1,488	1,350	$ 1,618
Other Restructuring Costs	130	112	126
Depreciation	149	128	120
Other Noncurrent Assets [Member]
Segment Reporting Information [Line Items]
Deferred tax assets	351	284
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	1,453	1,188
GERMANY
Segment Reporting Information [Line Items]
Long-Lived Assets	244	192
Rest Of World
Segment Reporting Information [Line Items]
Long-Lived Assets	529	469
CANADA
Segment Reporting Information [Line Items]
Long-Lived Assets	279	2
Operating Segments
Segment Reporting Information [Line Items]
Capital Expenditures	378	298
Total assets	9,098	8,024
Operating Income (Loss)	1,721	1,875	1,857
Operating Segments | Life Sciences and Diagnostics Markets
Segment Reporting Information [Line Items]
Capital Expenditures	314	228
Total assets	5,866	4,826
Operating Income (Loss)	484	673	711
Other Restructuring Costs	46	48	52
Depreciation	72	60	57
Operating Segments | Agilent CrossLab
Segment Reporting Information [Line Items]
Capital Expenditures	41	45
Total assets	2,360	2,309
Operating Income (Loss)	925	839	779
Other Restructuring Costs	48	40	43
Depreciation	54	46	42
Operating Segments | Applied Markets
Segment Reporting Information [Line Items]
Capital Expenditures	23	25
Total assets	872	889
Operating Income (Loss)	312	363	367
Other Restructuring Costs	24	24	25
Depreciation	23	22	21
Segment Reporting, Reconciling Item, Corporate Nonsegment
Segment Reporting Information [Line Items]
Cash and Cash Equivalents	1,329	1,590
Prepaid Expense, Current	188	139
Long-term investments	175	164
Long term and other receivables	143	127
Deferred tax assets	351	284
Right-of-use asset	177	154
Other assets	385	281
Other Restructuring Costs	$ 12	$ 0	$ 6